Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Dreyfus Alternative Diversifier Strategies Fund | Class A
Prospectus:
Trading Symbol	DRNAX
Dreyfus Alternative Diversifier Strategies Fund | Class C
Prospectus:
Trading Symbol	DRNCX
Dreyfus Alternative Diversifier Strategies Fund | Class I
Prospectus:
Trading Symbol	DRNIX
Dreyfus Alternative Diversifier Strategies Fund | Class Y
Prospectus:
Trading Symbol	DRYNX
Dreyfus Global Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DGEAX
Dreyfus Global Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DGECX
Dreyfus Global Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DGIEX
Dreyfus Global Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DGEYX
Dreyfus Yield Enhancement Strategy Fund | Class C
Prospectus:
Trading Symbol	DABLX
Dreyfus Yield Enhancement Strategy Fund | Class I
Prospectus:
Trading Symbol	DABKX
Dreyfus Yield Enhancement Strategy Fund | Class Y
Prospectus:
Trading Symbol	DABJX
Dreyfus Yield Enhancement Strategy Fund | Class A
Prospectus:
Trading Symbol	DABMX